SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY (Details)	Jul. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares	Oct. 16, 2021	Apr. 14, 2021 $ / shares	Nov. 30, 2020	Oct. 31, 2020 $ / shares
Exercise Price	$ 20.00	$ 24.00				$ 29.76
Stock Price						0
Measurement Input, Expected Term [Member]
Expected Term			4 years 9 months 3 days
Private Placement [Member]
Exercise Price	56.00	56.00
Expected Term				5 years	5 years
Warrant Liability [Member]
Exercise Price	20.00	24.00				29.60
Stock Price	$ 3.73	$ 38.80				$ 27.20
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Expected Term	2 years 1 month 13 days	2 years 10 months 13 days				3 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	104	123				106
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	2.89	0.77				0.29
Warrant Liability [Member] | Private Placement [Member]
Exercise Price	$ 56.00	$ 56.00		$ 56.00
Stock Price	$ 3.73	$ 38.80		$ 45.60
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Expected Term	5 years	5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	112	106		106
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	2.70	1.18		0.85